Item 1. Schedule of Investments


 T. Rowe Price New America Growth Fund
 (Unaudited)                                           September 30, 2004
 PORTFOLIO OF INVESTMENTS (1)                          Shares        Value

 (Cost and value in $ 000s)

 COMMON STOCKS  98.6%
 CONSUMER DISCRETIONARY  14.6%
 Automobiles  1.3%
 Harley-Davidson                                       185,000       10,996

                                                                     10,996

 Hotels, Restaurants & Leisure  2.9%
 International Game Technology                         500,000       17,975

 PF Chang's China Bistro *                             150,000       7,273

                                                                     25,248

 Internet & Catalog Retail  0.4%
 Amazon.com *                                          80,000        3,269

                                                                     3,269

 Media  5.0%
 Getty Images *                                        270,000       14,931

 Liberty Media, Class A *                              1,000,000     8,720

 Scripps, Class A                                      222,000       10,607

 Viacom, Class B                                       300,000       10,068

                                                                     44,326

 Multiline Retail  2.0%
 Family Dollar Stores                                  475,000       12,873

 Kohl's *                                              100,000       4,819

                                                                     17,692

 Specialty Retail  3.0%
 PETsMART                                              375,000       10,646

 Ross Stores                                           200,000       4,688

 Staples                                               370,000       11,034

                                                                     26,368

 Total Consumer Discretionary                                        127,899

 CONSUMER STAPLES  3.1%
 Food & Staples Retailing  3.1%
 Costco Wholesale                                      32,500        1,351

 Sysco                                                 433,600       12,973

 Wal-Mart                                              239,500       12,741

 Total Consumer Staples                                              27,065

 ENERGY  4.9%
 Energy Equipment & Services  4.9%
 Baker Hughes                                          250,000       10,930

 Cooper Cameron *                                      115,000       6,306

 Diamond Offshore Drilling                             300,000       9,897

 Smith International *                                 260,000       15,790

 Total Energy                                                        42,923

 FINANCIALS  11.1%
 Capital Markets  6.0%
 Eaton Vance                                           120,000       4,847

 Franklin Resources                                    130,000       7,249

 Goldman Sachs                                         110,000       10,256

 Investors Financial Services                          90,000        4,062

 Legg Mason                                            75,000        3,995

 Lehman Brothers                                       85,000        6,776

 Morgan Stanley                                        125,000       6,163

 State Street                                          210,000       8,969

                                                                     52,317

 Consumer Finance  0.6%
 SLM Corporation                                       115,000       5,129

                                                                     5,129

 Diversified Financial Services  1.9%
 Citigroup                                             200,000       8,824

 Principal Financial Group                             210,000       7,554

                                                                     16,378

 Insurance  1.7%
 American International Group                          190,000       12,918

 St. Paul Companies                                    75,000        2,479

                                                                     15,397

 Thrifts & Mortgage Finance  0.9%
 Radian                                                175,000       8,090

                                                                     8,090

 Total Financials                                                    97,311

 HEALTH CARE  17.3%
 Biotechnology  5.1%
 Amgen *                                               235,000       13,320

 Amylin Pharmaceuticals *                              125,000       2,565

 Biogen Idec *                                         50,000        3,059

 Celgene *                                             30,000        1,747

 Cephalon *                                            122,600       5,873

 Eyetech Pharmaceuticals *                             65,000        2,209

 Genentech *                                           70,000        3,669

 Gilead Sciences *                                     200,000       7,476

 Neurocrine Biosciences *                              55,000        2,594

 OSI Pharmaceuticals *                                 40,000        2,458

                                                                     44,970

 Health Care Equipment & Supplies  3.2%
 Biomet                                                130,000       6,094

 Boston Scientific *                                   160,000       6,357

 Medtronic                                             300,000       15,570

                                                                     28,021

 Health Care Providers & Services  4.2%
 Anthem *                                              10,000        873

 Laboratory Corporation of America *                   255,000       11,149

 Omnicare                                              205,000       5,814

 Quest Diagnostics                                     70,000        6,175

 UnitedHealth Group                                    175,000       12,904

                                                                     36,915

 Pharmaceuticals  4.8%
 Eli Lilly                                             45,000        2,702

 Forest Laboratories *                                 205,000       9,221

 IVAX *                                                325,000       6,224

 Johnson & Johnson                                     200,000       11,266

 Pfizer                                                425,000       13,005

                                                                     42,418

 Total Health Care                                                   152,324

 INDUSTRIALS & BUSINESS SERVICES  13.4%
 Aerospace & Defense  1.9%
 Lockheed Martin                                       300,000       16,734

                                                                     16,734

 Air Freight & Logistics  4.1%
 C.H. Robinson Worldwide                               50,000        2,320

 Expeditors International of Washington                145,000       7,496

 UPS, Class B                                          340,000       25,813

                                                                     35,629

 Airlines  0.4%
 Southwest Airlines                                    275,000       3,746

                                                                     3,746

 Commercial Services & Supplies  5.2%
 Apollo Group, Class A *                               80,000        5,870

 ChoicePoint *                                         565,000       24,097

 Consolidated Graphics *                               105,000       4,399

 Education Management *                                420,000       11,189

                                                                     45,555

 Industrial Conglomerates  1.8%
 GE                                                    480,000       16,118

                                                                     16,118

 Total Industrials & Business Services                               117,782

 INFORMATION TECHNOLOGY  28.5%
 Communications Equipment  2.4%
 Cisco Systems *                                       1,050,000     19,005

 Juniper Networks *                                    110,000       2,596

                                                                     21,601

 Computers & Peripherals  2.9%
 Dell *                                                725,000       25,810

                                                                     25,810

 Electronic Equipment & Instruments  1.9%
 CDW                                                   282,500       16,393

                                                                     16,393

 Internet Software & Services  0.8%
 Google, Class A *                                     7,500         972

 IAC/InterActiveCorp *                                 285,000       6,276

                                                                     7,248

 IT Services  5.7%
 Affiliated Computer Services, Class A *               155,000       8,629

 Certegy                                               235,000       8,744

 Checkfree *                                           150,000       4,151

 First Data                                            210,000       9,135

 Paychex                                               318,000       9,588

 SunGard Data Systems *                                404,000       9,603

                                                                     49,850

 Semiconductor & Semiconductor Equipment  6.2%
 Altera *                                              175,000       3,425

 Analog Devices                                        150,000       5,817

 Intel                                                 515,000       10,331

 Intersil Holding, Class A                             550,000       8,761

 Linear Technology                                     120,000       4,349

 Microchip Technology                                  155,000       4,160

 Novellus Systems *                                    190,000       5,052

 Texas Instruments                                     150,000       3,192

 Xilinx                                                342,000       9,234

                                                                     54,321

 Software  8.6%
 Adobe Systems                                         65,000        3,215

 Cadence Design Systems *                              315,000       4,108

 Intuit *                                              375,000       17,025

 Jack Henry & Associates                               425,000       7,977

 Mercury Interactive *                                 225,000       7,848

 Microsoft                                             715,000       19,770

 Red Hat *                                             165,000       2,020

 SAP ADR                                               260,000       10,127

 Symantec *                                            60,000        3,293

                                                                     75,383

 Total Information Technology                                        250,606

 MATERIALS  0.5%
 Metals & Mining  0.5%
 Nucor                                                 45,000        4,112

 Total Materials                                                     4,112

 TELECOMMUNICATION SERVICES  1.7%
 Wireless Telecommunication Services  1.7%
 Nextel Communications, Class A *                      400,000       9,536

 Vodafone ADR                                          80,000        1,929

 Western Wireless, Class A *                           130,000       3,342

 Total Telecommunication Services                                    14,807

 Total Miscellaneous Common Stocks  3.5% 8                           30,458

 Total Common Stocks (Cost  $725,455)                                865,287

 SHORT-TERM INVESTMENTS  1.9%
 Money Market Fund  1.9%
 T. Rowe Price Reserve Investment Fund, 1.68% #        16,878,358    16,878

 Total Short-Term Investments (Cost  $16,878)                        16,878

 Total Investments in Securities
 100.5% of Net Assets (Cost $742,333)                  $             882,165

 (1)  Denominated in U.S. dollars unless otherwise noted
 #    Seven-day yield
 *    Non-income producing
 8 The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
 ADR  American Depository Receipts

The accompanying notes are an integral part of this Portfolio of Investments.


T. Rowe Price New America Growth Fund
Unaudited
September 30, 2004
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price New America Growth Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term growth of capital by investing primarily in the common stocks of companies operating in sectors T. Rowe Price believes will be the fastest growing in the United States.

Valuation The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions Investment transactions are accounted for on the trade date.


NOTE 2 - FEDERAL INCOME TAXES

At September 30, 2004, the cost of investments for federal income tax purposes was $742,333,000. Net unrealized gain aggregated $139,832,000 at period-end, of which $158,483,000 related to appreciated investments and $18,651,000 related to depreciated investments.


NOTE 3 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public.




Item 2.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.





Item 3.  Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.




                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price New America Growth Fund


By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     November 19, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     November 19, 2004



By       /s/ Joseph A. Carrier
         -----------------------------------
         Joseph A. Carrier
         Principal Financial Officer

Date     November 19, 2004